Expense Example, No Redemption - Aggressive Growth Portfolio - Class C	Jun. 01, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 227
Expense Example, No Redemption, 3 Years	699
Expense Example, No Redemption, 5 Years	1,197
Expense Example, No Redemption, 10 Years	$ 2,566